Income Tax - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax (expenses)	¥ (15,853)		¥ (14,237)	¥ (27,883)
Deferred income tax (expenses) benefits	2,626,562	$ 366,654	(5,496,536)	(513,577)
Total income tax (expenses) benefits	¥ 2,610,709	$ 364,441	¥ (5,510,773)	¥ (541,460)